Borrowings	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Borrowings

(8) Borrowings

There were no borrowings outstanding at December 31, 2011. Borrowings at December 31, 2010 consisted only of non-interest bearing acquisition debt of $330,000, which was paid in January 2011. There were no short-term borrowings during 2011 or 2010. The following table presents information about short-term borrowings during and at year-end 2009 (dollars in thousands):

2009

Amount outstanding at December 31,	$-
Highest amount at a month end	$-
Daily average amount outstanding	$4
Weighted average interest rate paid	0.48%

The following table presents information about the Company's formal available lines of credit and related loan collateral at December 31, 2011 (in thousands). Amounts utilized include borrowings, and undrawn letters of credit in the Company's favor of $2,501,000.

	Amount Utilized	Unused	Collateralized by	Carrying Value Of Collateral

			Residential mortgage loans and
Federal Home Loan Bank of New York	$2,501	$127,686	FHLB Stock	$156,502

Federal Reserve Bank of New York	$-	$431,474	Indirect automobile loans	$208,251
			Commercial loans	$431,499

Advances under the overnight line of credit with the FHLB of New York are payable on demand and generally bear interest at the federal funds rate plus .10%. The Company also has access to the FHLB's Term Advance Program, which allows the Bank to borrow up to $100,000,000 at various terms and rates, subject to the Bank's pledging of eligible collateral. Advances under the Federal Reserve Bank of New York are payable the following business day and bear interest at the Federal Reserve Bank of New York's discount rate for primary credit, which is generally 0.25% to 1.00% above the target federal funds rate.